SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Patents are amortized over an estimated useful life of:	15 years
Shares of common stock	41,085,830
Convertible debt and option to purchase shares of common stock	1,600,000